CONCESSION CONTRACT ASSETS	12 Months Ended
Dec. 31, 2022
Concession Contract Assets
CONCESSION CONTRACT ASSETS

15.	CONCESSION CONTRACT ASSETS

The balances of concession contract assets on December 31, 2022 were as follows:

	2022	2021
Distribution - Infrastructure assets under construction	1,850	1,927
Gas - Infrastructure assets under construction	117	95
Transmission - National Grid (‘BNES’ - Basic Network of the Existing System) – Law 12,783/13	1,927	2,011
Transmission - Assets remunerated by tariff	2,810	2,347
	6,704	6,380

Current	728	600
Non-current	5,976	5,780

Changes in concession contract assets are as follows:

	Transmission	Distribution	Gas	Total
Balance on December 31, 2019	3,076	740	68	3,884
Additions	201	1,346	50	1,597
Inflation adjustment	438	-	-	438
Results of the Periodic Tariff Revision	552	-	-	552
Amounts received	(623)	-	-	(623)
Disposals	(7)	-	(2)	(9)
Transfers to financial assets	-	(60)	-	(60)
Transfers to intangible assets	-	(883)	(23)	(906)
Contract assets arising from business combination	108	-	-	108
Impairment	-	(1)	-	(1)
Balance on December 31, 2020	3,745	1,142	93	4,980
Additions	252	1,757	50	2,059
Inflation adjustment	660	-	-	660
Results of the Periodic Tariff Revision	237	-	-	237
Amounts received	(612)	-	-	(612)
Disposals	(5)	-	(3)	(8)
Others additions	-	-	6	6
Transfers to financial assets	-	(110)	-	(110)
Transfers to intangible assets	-	(851)	(51)	(902)
Contract assets arising from business combination	81	-	-	81
Provision for Impairment	-	(11)	-	(11)
Balance on December 31, 2021	4,358	1,927	95	6,380
Additions	407	3,098	61	3,566
Inflation adjustment	575	-	-	575
Amounts received	(608)	-	-	(608)
Disposals	-	-	(3)	(3)
Others additions	5	-	-	5
Transfers to financial assets	-	(762)	-	(762)
Transfers to intangible assets	-	(2,412)	(36)	(2,448)
Provision for Impairment	-	(1)	-	(1)
Balance on December 31, 2022	4,737	1,850	117	6,704

The amount of additions in the year ended December 31, 2022 includes R$47 borrowing costs, as presented in Note 22. The capitalization of financial charges is a non-cash transaction, and therefore is not reflected in the Cash Flow Statements. The average rate to determine the amount of borrowing costs was 11.36%.

The Company has not identified any evidence of impairment of the others contract assets.

Energy and gas distribution activities

The assets of concession infrastructure of energy and gas distribution still under construction are recognized initially as contract assets, measured at amortized cost, including capitalized borrowing costs. When the assets start operations, the construction performance obligation is concluded and the assets are split into financial assets and intangible assets.

The transmission activity

For transmission concessions, the consideration to be paid to the Company arises from the concession contracts no. 006/97, no. 079/00, no. 004/05 and no. 006/11, as follows:

	2022	2021
Current
Concession contract - 004/05 (d)	29	27
Concession contract - 079/00 (b)	47	39
Concession contract - 006/11 (c)	8	7
Concession contract - 006/97 (a)
National Grid (‘BNES’ - Basic Network of the Existing System)	408	318
National Grid - new facilities (RBNI)	236	209
	728	600
Non-current
Concession contract - 004/05 (d)	81	89
Concession contract - 079/00 (b)	143	152
Concession contract - 006/11 (c)	85	74
Concession contract - 006/97 (a)
National Grid (‘BNES’ - Basic Network of the Existing System)	1,519	1,694
National Grid - new facilities (RBNI)	2,182	1,749
	4,010	3,758
	4,738	4,358

a)	Concession contract no. 006/1997

The contract regulates the public service operation of the transmission facilities classified as part of the Basic Grid, in accordance with Law 9,074/1995 and pertinent regulations, in effect until December 31, 2042.

The next Periodical Tariff Review - RTP will take place in June 2023, effective as of July 1, 2023. The index used to correct the contract is the Extended Consumer Price Index - IPCA.

National Grid Assets- ‘BNES’ - the regulatory cost of capital updating

On January 06, 2021, the Brazilian General Attorney's Office issued a legal opinion about the effects of the reversal of the court decision that had suspended the cost of equity remuneration of the transmission agents determined by Ministerial Order 120/2016, concluded that it must be updated by the cost of equity rate until July 1, 2020, which is the date that the payment took place, and must be included to RAP as of July 1, 2020 (2020-2021 cycle) for eight years.

On April 22, 2021, ANEEL published Resolution no. 2,852, which altered Resolution no. 2,712/2020, defining, among other provisions, the financial component referred to. Thus, the cost capital associated with the financial components was incorporated into the calculation of the periodic review processes of 2018 deciding the RAP of the transmission concessions that were extended under Law 12,783/2013. This caused 2 effects: (i) A new value for the component to be considered in the RAP of the tariff cycles for 2020-2021 to 2025-2026; and (ii) a residual value for the difference between the amount paid to the transmission companies in the 2017-2018 and 2019-2020 tariff cycles and the amount payable after the injunctions were overturned.

Thus, the debt balance of this financial component was recalculated, using remuneration at the rate of cost capital, up to the date of actual payment (July 1, 2020), discounted present value of the amount paid.

In addition, ANEEL opted the alternative of ‘reprofiling’ these payments, for payment gradually over a period of 8 years, guaranteeing the net present value of the transaction.

In the proposed profile the minimum payment is made in the 2021-2022 cycle, with zero amortization of the debt portion of the balance; in the 2022-2023 cycle there is amortization at a rate of 3.0%, so as to amortize part of the debt and keep the level of payments stable; and there are then constant payments over the cycles of 2023-2024 to 2027-2028, with amortization rates of 16.11% per year.

b)	Concession contract no. 079/00

The contract regulates commercial operation of public transmission service, comprising construction, maintenance and operation of transmission of the following facilities: The Itajubá 3 Substation; the Itajubá 3 - Poços de Caldas Transmission Line; and the Itajubá 3-Cachoeira Paulista Transmission Line, in effect until October 4, 2034.

The indexer used for adjustment of the contract is the General Market Prices Index (Índice Geral de Preços do Mercado - IGPM).

The next Periodic Tariff Revision (RTP) of the enhancements that have been approved will take place in June 2024, in effect from July 1st, 2024.

c)	Concession contract no. 006/2011

The contract regulates commercial operation of public transmission service, comprising construction, maintenance and operation of the Sete Lagoas 4 substation, in effect until June 15, 2041.

The indexer used for adjustment of the contract is the Expanded National Consumer Price (‘Índice de Preços ao Consumidor Amplo’ - IPCA).

d)	Concession contract no. 004/2005

The contract regulates the concession for the second circuit 345kV transmission facility which runs between the Furnas and Pimenta substations, a distance of approximately 75 km, for a period of 30 years from March 2005. For making the transmission facilities available for commercial operation, Centroeste will receive the Permitted Annual Revenue (RAP), adjusted annually, in the first 15 years of commercial operation. In the 16th year of commercial operation, its RAP will be reduced by 50%, until the end of the concession.

The indexer used for adjustment of the contract is the IGP-M (Índice Geral de Preços do Mercado - General Market Prices Index).

Accounting policy

Energy Distribution segment

Assets linked to concession infrastructure still under construction are initially recorded as contract assets, considering the right of the Company to charge for the services provided to customers or receive an indemnity at the end of the concession period for assets not yet amortized. In accordance with IFRS 15, the counterpart amounts of construction revenues equivalent to the new assets are initially recorded as contract assets, measured at acquisition cost in including capitalized borrowing costs. After the assets start operation, the conclusion of the performance obligation linked to construction is recorded, and the assets are split between financial assets and intangible assets.

Transmission segment

When construction of transmission infrastructure is concluded the assets related to the transmission infrastructure remains classified as contract assets, considering existence of performance obligations during the concession period, represented by the network availability. The contract assets is reclassified as a financial assets only after satisfaction of the performance obligation to operate and maintain infrastructure, since from that point nothing more than the passage of time is necessary for the consideration to be received.

The costs related to the infrastructure construction and improvements are recognized as incurred in the statement of income. The construction or upgrade services revenues are recognized in accordance with the stage of completion of the construction service, based on the costs actually incurred, including construction margin.

The margin allocated to the infrastructure construction performance obligation is defined based on Management's best estimates and expectations about the profitability of the projects implemented by the Company.

In the changes in tariffs during the Periodic Tariff Revisions, the contract asset is remeasured, bringing to present value the future RAPs by the implicit rate originally identified, comparing the result found with the balance accounted for, for recognition of gain or loss in the result.

From the invoiced amounts of revenue from transmission concession, represented by the RAP, the portion referring to the fair value of operation and maintenance of the assets is recorded as a contra-entry to the result for the year and the portion referring to the construction revenue, originally recorded when the assets were created, is written off from the contract assets. The additions for expansion and reinforcement generate additional cash flow and, therefore, are incorporated into the balance of the contract asset.

Additional information about the accounting practices related to the assets related to the transmission segment are described in Note 14.

Gas distribution segment

New assets are classified initially as contract assets, valued at acquisition cost, including capitalized borrowing costs. When they start operation, they are split into financial assets and intangible assets.

The portion of the assets of the concession that will be fully amortized during the concession period is recorded as an Intangible asset. Amortization reflects the pattern of consumption of the rights acquired. It is calculated on the balance of the assets linked to the concession, by the straight-line method.

The portion of the assets that is not recorded in financial assets is valued based on the New Replacement Value, equivalent to fair value, having as a reference the amounts homologated for the Remuneration Base of Assets in the processes of tariff review. The book value of assets substituted is written down, with counterpart in the Income and loss account, and taken into consideration by the grantor in the next tariff review cycle.